Leases (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Leases [Abstract]
Weighted average remaining lease terms	3 years			3 years
Weighted average discount rate	7.00%			7.00%
ROU assets	$ 168,726			¥ 1,149,178	¥ 917,975
Lease liabilities	163,361			¥ 1,112,639
Lease expenses	$ 82,275	¥ 560,361	¥ 573,522